Cash Resource Trust
Semi-Annual Report
January 31, 1998
--------------------------------------------------------------------------------

Message from the Chairman and President


It is our privilege to send you the Cash Resource Trust Semi-Annual Report for the period ended January 31, 1998.* The Cash Resource Trust ("CRT") is part of a diversified family of funds offered by Mentor Investment Group, LLC,** an investment advisory firm with more than $12 billion under management. Mentor provides investment management in seven different styles to a broad spectrum of investors.


As you know, the CRT money market funds ("the Funds") are invested to seek as high a rate of current income - or, in the case of the Cash Resource tax-exempt money market funds, as high a rate of current income exempt from federal income tax and/or state income tax - as the investment advisor believes to be consistent with preservation of capital and maintenance of liquidity.


The Funds are managed according to a conservative policy that places strong emphasis on credit research. We carefully review each investment and do not sacrifice quality to attain a higher yield. While the managers seek to invest the Funds in accordance with this process, there is no guarantee that it will result in investment success. An investment in the Funds is neither insured nor guaranteed by the U.S. Government, and there can be no assurance that the Funds will maintain a stable net asset value of $1.00 per share.

In the pages that follow you will find financial statements for the five CRT Funds, in addition to commentary from members of the management team regarding their investment strategy and outlook.

Thank you for your continuing investment in the Funds.


Sincerely,

/s/ Daniel J. Ludeman     /s/ Paul F. Costello
----------------------    ---------------------
    Daniel J. Ludeman         Paul F. Costello
    Chairman                  President


*For more information and prospectuses for the Cash Resource Trust, please call us, (800)382-0016, or contact your consultant. A prospectus contains complete information about fees, sales charges, and expenses. Please read it carefully before investing or sending money.


**Mentor Investment Advisors, LLC/dba Mentor Investment Group, LLC

Cash Resource Trust Semi-Annual Report
Managers' Overview
January 31, 1998
--------------------------------------------------------------------------------

The five portfolios of the Cash Resource Trust (CRT), managed by Mentor Investment Group, are invested in accordance with conservative standards that place primary emphasis on liquidity and safety of principal.

* The CRT Money Market Fund is a diversified portfolio of fixed-income securities, including commercial paper, bank obligations, and other short-term investments.

* The CRT U.S. Government Money Market Fund is invested entirely in securities backed by the U.S. Government or its agencies, and related repurchase agreements.

* The CRT Tax-Exempt Money Market Fund is structured to generate income exempt from federal income tax.

* The CRT California Tax-Exempt Money Market Fund is structured to generate income exempt from both federal and California State income tax.

* The CRT New York Tax-Exempt Money Market Fund is structured to generate income exempt from both federal and New York State income tax.

For the six months ended January 31, 1998, the U.S. economy followed a pattern which has become familiar over the past two years. That is to say, activity was just strong enough to keep us moving ahead, but not so strong as to raise the risk of inflation and cause the Federal Reserve to take action.


In December and January, however, events unfolded which have given rise to caution regarding the months ahead. Prompted by currency problems in Hong Kong, an economic crisis developed and spread throughout most of the Asian area. Highlights included an IMF rescue package for South Korea which barely averted a Korean debt default, similar aid for Indonesia, failure of a number of major financial institutions, and unprecedented moves by the Japanese Government to bolster its banking system. Economies throughout the region appeared to be slowing. The concern is that this crisis will weaken demand for U.S. products in those regions, while making foreign goods cheaper in this country due to rising exchange rates. Both factors would work to weaken U.S. production and slow U.S. growth.

Cash Resource Trust Semi-Annual Report
Managers' Overview (continued)
January 31, 1998
--------------------------------------------------------------------------------

The initial effect of the Asian crisis on our money markets was a decline in interest rates. It was brought on both by overseas funds flowing to this country in search of a safer haven, and growing concern over slower growth in 1998, which would make it unlikely that the Fed will have to raise rates. While it is too early to tell the extent to which we will be affected, early 1998 data suggest some slowing from the fourth-quarter pace. Fed Chairman, Greenspan, has stated that the Fed is "on hold" until the situation is clarified, and that we can expect "some effect" by spring.


With the U.S. economic expansion already growing old, and with the problems in Asia likely to have at least "some effect" on our 1998 growth, we believe that the greater challenge for the Federal Reserve in the new year will not be inflation, but rather maintaining adequate growth. We see little prospect of a Fed increase in rates except perhaps late in the year. Conversely, we could see a reduction if sufficient economic weakness develops. Therefore, we are managing the portfolios to an average maturity of 55-60 days the outer end of our normal range of 30-60 days. We intend to maintain that position at least through the early months of 1998. As always, we pledge continued emphasis on safety and liquidity through high credit standards and conservative investment policies.




/s/ R. Preston Nuttall
---------------------------
R. Preston Nuttall
Director of Cash Management



/s/ Hubert R. White
---------------------
Hubert R. White
Portfolio Manager



/s/ Kathryn T. Allen
----------------------
Kathryn T. Allen
Portfolio Manager




                                   The Mentor
                               Mission Statement

Our mission is to provide professional investment management services through a firm that is second to none in the quality of its investment process, the skill and training of its professionals, and the commitment, shared by all its associates, to deliver the highest level of service and ethical behavior to clients.

Cash Resource Trust
Money Market Fund
Portfolio of Investments
January 31, 1998 (Unaudited)
(In thousands)


                                                                                    Principal      Value
                                                           Percent of Net Assets      Amount      (Note 2)
------------------------------------------------------------------------------------------------------------
Asset-Backed Securities                                     3.56%
 Asset-Backed Securities Investment                                                 $ 50,000    $   50,000
   Trust Series 1997, 5.59%, 10/15/98 (a)(b)
 Triangle Funding Ltd., 5.59%, 11/15/98 (b)(e)                                        60,000        60,000
----------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities                                                                      110,000
----------------------------------------------------------------------------------------------------------
Bank Notes                                                 10.48%
 Abbey National, North America, 5.88%, 12/22/98                                       24,000        24,063
 Banc One Milwaukee, North America, 5.55%, 1/29/99                                    50,000        49,976
 Bank of America, 5.97%, 3/20/98                                                      30,000        29,999
 Bank of America, 6.30%, 4/29/98                                                      20,000        19,998
 Fifth Third Bank, 5.51%, 3/20/98                                                     50,000        50,001
 First Tennessee Bank, North America, 5.53%, 2/06/98                                  50,000        50,000
 Greenwood Trust Company, 5.76%, 2/27/98                                              50,000        50,000
 Morgan Guaranty Trust, 5.71%, 1/08/99                                                50,000        49,982
----------------------------------------------------------------------------------------------------------
Total Bank Notes                                                                                   324,019
----------------------------------------------------------------------------------------------------------
Commercial Paper                                           67.47%
Asset-Backed Securities                                               15.35%
 Alpine Securitization Corporation, 5.50%, 2/17/98 (e)                                50,000        49,885
 Ciesco Limited Partnership, 5.55%, 3/06/98                                           50,000        49,753
 Citibank Capital Markets Assets LLC, 5.75%, 3/23/98 (a)                              50,000        49,609
 Corporate Receivables Corporation, 5.53%, 3/23/98 (a)                                44,000        43,790
 Delaware Funding Corporation, 5.73%, 2/20/98                                         25,000        24,928
 Greenwich Funding Corporation, 5.47%, 2/10/98 (e)                                    50,000        49,939
 Monte Rosa Capital Corporation, 5.79%, 2/13/98 (a)                                   50,000        49,911
 Repeat Offering Securitization Entity, Inc., 5.74%,
   2/06/98 - 2/13/98 (a)                                                             107,231       107,099
 Special Purpose Accounts Receivable Cooperative
   Corporation, 5.75%, 2/26/98 (a)                                                    50,000        49,808
----------------------------------------------------------------------------------------------------------
Total Asset-Backed Securities                                                                      474,722
----------------------------------------------------------------------------------------------------------
Auto Rent & Lease                                                      0.70%
 Vehicle Services of America, Ltd., 5.63%, 2/03/98                                    21,500        21,497
----------------------------------------------------------------------------------------------------------

Cash Resource Trust
Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                 Principal     Value
                                                        Percent of Net Assets     Amount      (Note 2)
--------------------------------------------------------------------------------------------------------
Commercial Paper (continued)
Commercial Banks                                                      23.47%
Abbey National, North America, 5.55%, 2/25/98                                   $ 50,000    $   49,823
Abbey National, North America, 5.57%, 4/27/98                                     50,000        49,350
Bank of America, 5.43%, 4/20/98                                                   50,000        49,419
Bank of Montreal, 5.50%, 2/20/98 - 2/25/98                                       100,000       100,000
Bank of New York, 5.74%, 2/12/98                                                  50,000        49,920
Bankers Trust Company, 5.71%, 6/05/98                                             10,000         9,805
Bankers Trust Company, 5.40%, 10/02/98                                            23,500        22,647
Bankers Trust Company, 5.65%, 1/07/99                                             50,000        49,978
Canadian Imperial Bank, 5.72%, 3/04/98                                            46,000        46,000
NationsBank Corporation, 5.56%, 2/13/98                                           25,000        24,957
NationsBank Corporation, 5.48%, 2/20/98                                           50,000        49,863
Regions Bank, 5.71%, 3/16/98                                                      50,000        50,000
Societe Generale, Inc., 6.00%, 3/23/98                                            20,000        19,999
Societe Generale, Inc., 5.81%, 6/08/98                                            50,000        50,002
Societe Generale, Inc., 5.67%, 6/12/98                                            30,000        29,386
Svenska Handelsbanken, 5.54%, 2/17/98                                             25,000        24,942
Svenska Handelsbanken, 5.72%, 3/06/98                                             50,000        49,746
--------------------------------------------------------------------------------------------------------
Total Commercial Banks                                                                         725,837
--------------------------------------------------------------------------------------------------------
Computer and Office Equipment                                          0.65%
IBM Credit Corporation, 5.56%, 7/06/98                                            20,000        19,993
--------------------------------------------------------------------------------------------------------
Electric Services                                                      2.36%
National Rural Utilities, 5.68%, 4/28/98                                          50,000        49,329
Rincon Securities, Inc., 5.49%, 3/09/98                                           13,800        13,726
Rincon Securities, Inc., 5.51%, 3/19/98                                           10,000         9,931
--------------------------------------------------------------------------------------------------------
Total Electric Services                                                                         72,986
--------------------------------------------------------------------------------------------------------
Financial Services                                                     1.61%
Associates Corporation, North America, 5.50%, 3/09/98                             50,000        49,733
--------------------------------------------------------------------------------------------------------

Cash Resource Trust
Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                Principal   Value
                                                       Percent of Net Assets     Amount    (Note 2)
---------------------------------------------------------------------------------------------------
Commercial Paper (continued)
Food and Kindred Products                                              0.16%
Mississippi Business Financial Corporation
 (Taxable Variable Rate Demand), 5.75%, 1/01/23 (b)                            $  5,000   $   5,000
---------------------------------------------------------------------------------------------------
Health Care                                                            1.60%
Carolina Medi-Plan, Inc., 5.61%, 6/01/22 (b)                                     43,000      43,000
Tax Adjustable DMD Health Care, 5.65%,
 11/15/13 (b)                                                                     6,350       6,350
---------------------------------------------------------------------------------------------------
Total Health Care                                                                            49,350
----------------------------------------------------------------------------------------------------
Motor Vehicles and Car Bodies                                          3.17%
Ford Motor Credit, 5.50%, 6/04/98                                               100,000      98,136
---------------------------------------------------------------------------------------------------
Rental & Leasing                                                       1.56%
General Electric Capital Corporation, 5.60%, 9/04/98                             50,000      48,336
---------------------------------------------------------------------------------------------------
Security Brokers & Dealers                                            16.84%
Bear Stearns Companies, Inc., 5.70%, 2/27/98                                    100,000      99,604
Credit Suisse First Boston, 5.43%, 4/22/98                                       50,000      49,404
International Nederlanden, 5.67%, 2/12/98                                        45,000      44,929
International Nederlanden, 5.60%, 2/18/98                                        50,000      49,876
International Nederlanden, 5.68%, 6/09/98                                        30,000      29,399
Merrill Lynch, 5.47%, 3/18/98                                                    50,000      49,666
Merrill Lynch, 5.57%, 4/14/98                                                    50,000      49,451
Morgan Stanley Dean Witter, 5.46%, 2/20/98                                       50,000      49,864
Salomon Smith Barney, 5.47%, 4/14/98                                             50,000      49,461
Salomon Smith Barney, 5.46%, 6/09/98                                             50,000      49,037
---------------------------------------------------------------------------------------------------
Total Security Brokers & Dealers                                                            520,691
---------------------------------------------------------------------------------------------------
Total Commercial Paper                                                                    2,086,281
---------------------------------------------------------------------------------------------------
Corporate Obligations                                   0.44%
Evans Street Properties, 5.61%, 1/01/08 (b)                                       3,700       3,700
Walker & Associates, 5.61%, 7/01/11 (b)                                          10,000      10,000
---------------------------------------------------------------------------------------------------
Total Corporate Obligations                                                                  13,700
---------------------------------------------------------------------------------------------------

Cash Resource Trust
Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                  Principal     Value
                                                         Percent of Net Assets     Amount      (Note 2)
---------------------------------------------------------------------------------------------------------
U.S. Government Agencies                                   3.72%
Federal National Mortgage Association, 5.71%,
 11/09/98 (b)                                                                    $100,000    $   99,978
Student Loan Marketing Association, 5.40%, 8/20/98 (b)                             10,000        10,000
Student Loan Marketing Association, 5.41%, 2/22/99 (b)                              5,000         5,000
-------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies                                                                  114,978
-------------------------------------------------------------------------------------------------------
Repurchase Agreements                                     14.19%
Goldman, Sachs & Company
 Dated 1/30/98, 5.62%, due 2/02/98,
 collateralized by $319,497 Federal National
 Mortgage Association, 6.50% - 8.50%,
 11/01/10 - 11/01/25; market value $264,166                                       258,986       258,986
 Lehman Brothers, Inc.
   Dated 1/30/98, 5.62%, due 2/02/98, collateralized by
   various U.S. Government Agency Securities with
   total original face value of $168,110, 6.00%-8.63%,
   5/26/00 - 9/26/19; market value $153,002                                       150,000       150,000
 Dean Witter
   Dated 1/30/98, 5.62%, due 2/02/98, collateralized by
   various U.S. Government Agency Securities with total
   original face value of $31,349, 5.00%-10.00%,
   2/06/98 - 1/20/28; market value $30,664                                         30,000        30,000
-------------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                     438,986
-------------------------------------------------------------------------------------------------------
Total Investments (cost $3,087,964) (c)                   99.86%                              3,087,964
-------------------------------------------------------------------------------------------------------
Other Assets less Liabilities                              0.14%                                  4,382
-------------------------------------------------------------------------------------------------------
Net Assets                                               100.00%                             $3,092,346
=======================================================================================================

See notes to portfolios of investments.

Cash Resource Trust
U.S. Government Money Market Fund
Portfolio of Investments
January 31, 1998 (Unaudited)
(In thousands)


                                                                                  Principal      Value
                                                         Percent of Net Assets      Amount      (Note 2)
----------------------------------------------------------------------------------------------------------
U.S. Government Agencies                                 65.34%
 Federal Farm Credit Bank, 5.70%, 11/03/98                                        $ 30,000    $   30,043
 Federal Home Loan Bank
   5.40% - 5.70%, 2/06/98 - 1/15/99                                                272,660       271,927
  5.42% - 5.68%, 5/28/98 - 10/20/98 (b)                                            205,000       204,922
 Federal Home Loan Mortgage Corporation
   5.48% - 5.66%, 2/12/98 - 6/05/98                                                600,000       596,590
  5.40%, 1/26/99 (b)                                                                85,000        84,942
 Federal National Mortgage Association
   5.58% - 5.71%, 3/04/98 - 8/14/98                                                486,940       484,126
  5.56% - 5.71%, 5/21/98 - 1/21/99 (b)                                             265,000       264,939
 Student Loan Marketing Association
  5.79%, 9/16/98                                                                    20,000        19,992
  5.41% - 5.42%, 2/05/98 - 2/08/99 (b)                                              72,000        72,000
--------------------------------------------------------------------------------------------------------
Total U.S. Government Agencies                                                                 2,029,481
--------------------------------------------------------------------------------------------------------
Repurchase Agreements                                    34.60%
 Dean Witter
   Dated 1/30/98, 5.62%, due 2/02/98, collateralized by
   various U.S. Government Agency Securities with total
   original face value of $218,167, 5.50%-10.50%,
   2/23/98 - 5/01/35; market value $155,142                                        150,000       150,000
 First Boston (d)
   Dated 1/20/98, 5.50%, due 4/21/98, collateralized by
   $254,302 Federal Home Loan Mortgage Corporation,
   7.00%, 12/01/27; market value $257,539                                          250,000       250,000
 Goldman, Sachs & Company
   Dated 1/30/98, 5.62%, due 2/02/98
   collateralized by various U.S. Government Agency
   Securities with total original face value of
   $856,965, 5.50%-10.50%, 2/01/03-9/01/27;
   market value $535,140                                                           524,647       524,647

Cash Resource Trust
U.S. Government Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                Principal     Value
                                                       Percent of Net Assets     Amount      (Note 2)
-------------------------------------------------------------------------------------------------------
Repurchase Agreements (continued)
Lehman Brothers, Inc.
 Dated 1/30/98, 5.62%, due 2/02/98, collateralized by
 various U.S. Government Agency Securities with total
 original face value of $214,673, 5.50%-9.50%,
 3/01/99 - 12/01/27; market value $153,001                                     $150,000    $  150,000
-----------------------------------------------------------------------------------------------------
Total Repurchase Agreements                                                                 1,074,647
-----------------------------------------------------------------------------------------------------
Total Investments (cost $3,104,128) (c)                 99.94%                              3,104,128
-----------------------------------------------------------------------------------------------------
Other Assets less Liabilities                            0.06%                                  1,997
-----------------------------------------------------------------------------------------------------
Net Assets                                             100.00%                             $3,106,125
=====================================================================================================

See notes to portfolios of investments.

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments
January 31, 1998 (Unaudited)
(In thousands)


                                                                                   Principal       Value
                                                        Percent of Net Assets        Amount       (Note 2)
-----------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b)                                  57.87%
Alabama                                                                2.49%
 Montgomery Baptist Medical Center (VHA Alabama,
   Inc.) Series B, 3.55%, 12/01/30                                                  $ 5,400     $  5,400
 University of Alabama Board of Trustees Hospital
   Revenue Series A, 3.50%, 10/01/07                                                  3,600        3,600
 University of Alabama Board of Trustees Hospital
   Revenue Series 1993 B, 3.45%, 10/01/13                                            10,800       10,800
--------------------------------------------------------------------------------------------------------
                                                                                                  19,800
--------------------------------------------------------------------------------------------------------
Arizona                                                                2.92%
 Apache County IDA (Tucson Electric Power Company
   Project) Series A, 3.60%, 6/15/20                                                 10,000       10,000
 Arizona Health Facility Authority Pooled Loan
   Program, 3.55%, 10/01/15                                                           5,000        5,000
 Pima Arizona IDA (Tucson Retirement Center), 3.45%,
   1/01/09                                                                            8,300        8,300
--------------------------------------------------------------------------------------------------------
                                                                                                  23,300
--------------------------------------------------------------------------------------------------------
California                                                             0.84%
 Anaheim C.O.P., Series 1993 3.15%, 8/01/19                                             600          600
 Chula Vista IDRB (San Diego Gas & Electric), 3.80%,
   12/01/21                                                                           6,100        6,100
--------------------------------------------------------------------------------------------------------
                                                                                                   6,700
--------------------------------------------------------------------------------------------------------
Colorado                                                               0.69%
 Denver City and County MFHB (Seasons Apartments
   Project), 3.55%, 10/01/06                                                          5,500        5,500
--------------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                        Principal      Value
                                                             Percent of Net Assets       Amount       (Note 2)
---------------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b) (continued)
District of Columbia                                                   1.00%
 District of Columbia Health Facility (Army Distaff
   Foundation), 3.55%, 2/01/21                                                          $ 7,965     $  7,965
------------------------------------------------------------------------------------------------------------
Georgia                                                                1.64%
 Burke County PCRB (Oglethorpe Power Corporation)
   Series A, 3.50%, 1/01/16                                                               3,100        3,100
 Burke County PCRB (Oglethorpe Power Corporation)
   Series A, 3.50%, 1/01/19                                                               5,000        5,000
 Summerville Development Authority (Image Industries),
   3.70%, 9/01/17                                                                         5,000        5,000
------------------------------------------------------------------------------------------------------------
                                                                                                      13,100
------------------------------------------------------------------------------------------------------------
Idaho                                                                  0.79%
 Nez Perce County PCRB, (Potlatch) Series 1984,
   3.50%, 12/01/14                                                                        6,300        6,300
------------------------------------------------------------------------------------------------------------
Illinois                                                               3.95%
 Chicago (O'Hare International Airport) Series 1988 B,
   3.70%, 1/01/18                                                                         7,600        7,600
 Chicago (O'Hare International Airport) Series 1994 B,
   3.65%, 1/01/18                                                                         2,000        2,000
 Illinois DFA (Grayhill, Inc. Project) IDRB, 3.70%,
   2/01/05                                                                                2,800        2,800
 Illinois DFA (Flinn Scientific Project) 3.70%, 10/01/15                                  4,395        4,395
 Illinois Student Assistance Loan Revenue Bond Series
   A, 3.65%, 3/01/06                                                                     14,700       14,700
------------------------------------------------------------------------------------------------------------
                                                                                                      31,495
------------------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                      Principal      Value
                                                           Percent of Net Assets       Amount       (Note 2)
-------------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b) (continued)
Indiana                                                                2.34%
 Fort Wayne Hospital Authority (Parkview Memorial
   Hospital) Series B, 3.55%, 1/01/16                                                 $ 8,750     $  8,750
 Indiana Health Facility Finance Authority (Deaconess
   Hospital), 3.55%, 1/01/22                                                            9,900        9,900
----------------------------------------------------------------------------------------------------------
                                                                                                    18,650
----------------------------------------------------------------------------------------------------------
Iowa                                                                   0.63%
 Iowa Student Loan Revenue Bond Series B, 3.60%,
   12/01/13                                                                             5,000        5,000
----------------------------------------------------------------------------------------------------------
Kentucky                                                               0.31%
 Kentucky Higher Education Student Loan Series 1996
   A, 3.60%, 6/01/26                                                                    2,500        2,500
----------------------------------------------------------------------------------------------------------
Louisiana                                                              5.97%
 Desoto Parish PCRB (Central Louisiana Electric) Series
   B, 3.50%, 7/01/18                                                                    7,900        7,900
 Louisiana Offshore Terminal Authority, 3.50%,
    9/01/17                                                                             5,300        5,300
 Louisiana PFA Hospital Revenue (Willis-Knighton
   Medical Project), 3.60%, 9/01/23                                                    13,200       13,200
 New Orleans Aviation Revenue Refund Series A,
   3.55%, 8/05/15                                                                       9,700        9,700
 St. James Parish PCRB (Occidental Petroleum), 3.50%,
   10/01/18                                                                            11,500       11,500
----------------------------------------------------------------------------------------------------------
                                                                                                    47,600
----------------------------------------------------------------------------------------------------------
Maryland                                                               5.55%
 Anne Arundel County (Oakland Hills Project), 3.55%,
    5/15/15                                                                             2,052        2,052

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                   Principal      Value
                                                        Percent of Net Assets       Amount       (Note 2)
----------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b) (continued)
Maryland (continued)
 Community Development & Administration (Avalon
   Lea Apartments Project), 3.50%, 6/15/26                                         $ 4,335     $  4,335
 Community Development & Administration (Avalon
   Ridge) Series 1997, 3.50%, 6/15/26                                               11,815       11,815
 Maryland State Health & Higher Education, (Catholic
   Health Initiatives), 3.55%, 12/01/25                                             10,000       10,000
 Maryland State Health & Higher Education, (Helix
   Health Hospital) Series A, 3.55%, 7/01/26                                         8,000        8,000
 Maryland State Health & Higher Education, Pooled
   Loan Program Series B, 3.45%, 4/01/35                                             8,000        8,000
-------------------------------------------------------------------------------------------------------
                                                                                                 44,202
-------------------------------------------------------------------------------------------------------
Massachusetts                                                          0.58%
 Massachusetts State Independent Financial Agency
   (Whitehead Institutional Biomedical Research),
   3.30%, 7/01/26                                                                    4,600        4,600
-------------------------------------------------------------------------------------------------------
Michigan                                                               2.22%
 Grand Rapids Water Supply Refunding, 3.50%,
   1/01/20                                                                           4,200        4,200
 Michigan State Strategic Fund, 3.55%, 11/01/27                                     13,500       13,500
-------------------------------------------------------------------------------------------------------
                                                                                                 17,700
-------------------------------------------------------------------------------------------------------
New Hampshire                                                          1.60%
 New Hampshire Health and Higher Education (VHA
   New England) Series B, D, & G, 3.55%, 12/01/25                                   12,725       12,725
-------------------------------------------------------------------------------------------------------
New Mexico                                                             0.26%
 Albuquerque Gross Receipts Lodgers Tax Series A,
   3.55%, 7/01/22                                                                    2,050        2,050
-------------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                    Principal      Value
                                                         Percent of Net Assets       Amount       (Note 2)
-----------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b) (continued)
New York                                                               2.75%
 New York City Health & Hospital, Health System
   Bonds Series 1997 A, 3.30%, 2/15/26                                              $ 5,000     $  5,000
 New York City Housing Development (17th Street
   Properties) Series 1993 A, 3.65%, 1/01/23                                            400          400
 New York City Housing Development (Columbus
   Gardens) Series 1993 A, 3.40%, 2/01/07                                               200          200
 New York City Housing Development (Tribeca
   Towers), 3.45%, 11/15/19                                                          15,000       15,000
 New York State Energy Electric Facility LILCO Series
   B, 3.55%, 11/01/23                                                                   400          400
 New York State Housing Finance Agency (Normandie
   C&I Project), 3.40%, 5/15/15                                                         500          500
 Port Authority of New York and New Jersey Series 3,
   3.60%, 6/01/20                                                                       400          400
--------------------------------------------------------------------------------------------------------
                                                                                                  21,900
--------------------------------------------------------------------------------------------------------
North Carolina                                                         2.32%
 Durham Water & Sewer Utility System Revenue,
   3.50%, 12/01/15                                                                    4,800        4,800
 Lincoln County Industrial Facility PCRB (Barre-
   National, Inc.) Series 1994, 3.70%, 8/01/09                                        5,000        5,000
 North Carolina Education Facilities (Duke University
   Program) Series A, 3.40%, 12/01/17                                                 3,000        3,000
 North Carolina Education Facilities (Bowman Grey
   School Medical), 3.50%, 9/01/20                                                    4,200        4,200
 North Carolina Medical Care, (Duke University
   Hospital) Series A, 3.40%, 6/01/23                                                 1,500        1,500
--------------------------------------------------------------------------------------------------------
                                                                                                  18,500
--------------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                     Principal      Value
                                                          Percent of Net Assets       Amount       (Note 2)
------------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b) (continued)
Ohio                                                                   0.75%
 Ohio State Air Quality Authority (IMG Funding
   Limited Partnership) Series A, 3.70%, 4/01/28                                     $ 6,000     $  6,000
---------------------------------------------------------------------------------------------------------
South Carolina                                                         2.63%
 Piedmont Municipal Power Agency Electric Revenue
   Series C, 3.50%, 1/01/22                                                            4,000        4,000
 South Carolina Jobs (Presbyterian Home of South
   Carolina Foothills) Series 1996, 3.55%, 12/01/21                                    9,250        9,250
 South Carolina Jobs EDA Hospital Revenue (Tuomay
   Regional Medical Center) Series B, 3.55%, 11/01/25                                  7,700        7,700
---------------------------------------------------------------------------------------------------------
                                                                                                   20,950
---------------------------------------------------------------------------------------------------------
Tennessee                                                              1.58%
 Metropolitan Government of Nashville and Davidson
   County Health and Education Facility, (D. Lipscomb
   University), 3.55%, 5/01/20                                                         4,615        4,615
 State of Tennessee GO BANS Series 1997 A, 3.45%,
    7/02/11                                                                            8,000        8,000
---------------------------------------------------------------------------------------------------------
                                                                                                   12,615
---------------------------------------------------------------------------------------------------------
Texas                                                                  6.68%
 Calhoun County IDRB (Formosa Plastics Corporation
   Project), 3.65%, 11/01/15                                                          28,500       28,500
 Matagorda County Navigation District No. 1 Revenue
   (Houston Light & Power Company), 3.70%,
   11/01/28                                                                           10,000       10,000
 Red River Authority Texas PCRB (Southwestern Public
   Service), 3.55%, 7/01/16                                                            5,000        5,000

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                      Principal      Value
                                                           Percent of Net Assets       Amount       (Note 2)
-------------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b) (continued)
Texas (continued)
 Texas HFA (North Texas Pooled Health) Series 1985 B,
   3.75%, 8/01/25                                                                     $ 9,700     $  9,700
----------------------------------------------------------------------------------------------------------
                                                                                                    53,200
----------------------------------------------------------------------------------------------------------
Virginia                                                               5.51%
 Arlington County (Ballston Public Parking), 3.50%,
   8/01/17                                                                              3,450        3,450
 Botetourt County IDRB (Emkay Holdings LLC
   Project), 3.55%, 10/01/05                                                            2,700        2,700
 Capital Regional Airport Commission (Richmond
   International Airport Project) Series 1995 C, 3.50%,
   7/01/23                                                                              4,000        4,000
 Fairfax County EDA (Kinder Care Learning Centers),
   3.65%, 10/01/99                                                                      4,875        4,875
 Hampton Roads Regional Jail Authority Regional Jail
   Facility Series 1996 B, 3.50%, 7/01/16                                               6,500        6,500
 Hanover County IDRB (Carter Machinery), 3.55%,
   11/01/98                                                                               500          500
 Louisa County IDRB Pooled Financing Virginia
   Municipal Bond Fund, 3.55%, 1/01/20                                                  1,200        1,200
 Lynchburg IDA (VHA Mid-Atlantic) Series G, 3.55%,
   12/01/25                                                                               500          500
 Newport News MFHB (Newport-Oxford Project),
   3.40%, 11/01/06                                                                      9,700        9,700
 Richmond Public Utilities Revenue Notes Series A,
   3.60%, 6/30/01                                                                       5,000        5,000
 Spotsylvania City IDA Residential Care Facilities
   (Chancellor Village Project), 3.55%, 10/01/20                                        4,684        4,684

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                      Principal      Value
                                                           Percent of Net Assets       Amount       (Note 2)
-------------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b) (continued)
Virginia (continued)
 Tazewell County IDRB (Coal Fillers, Inc.), 3.50%,
   1/01/03                                                                            $   800     $    800
----------------------------------------------------------------------------------------------------------
                                                                                                    43,909
----------------------------------------------------------------------------------------------------------
Washington                                                             0.69%
 Port of Seattle Washington Sub-Lien Revenue Bonds
   Series 1997, 3.55%, 9/01/22                                                          5,500        5,500
----------------------------------------------------------------------------------------------------------
West Virginia                                                          0.68%
 West Virginia State Hospital (VHA Mid-Atlantic) Series
   G, 3.55%, 12/01/25                                                                   5,400        5,400
----------------------------------------------------------------------------------------------------------
Wyoming                                                                0.50%
 Sweetwater County PCRB (Pacific Corporation Project)
   Series A, 3.50%, 7/01/15                                                             4,000        4,000
----------------------------------------------------------------------------------------------------------
Total Variable Rate Tax-Exempt Demand Securities                                                   461,161
----------------------------------------------------------------------------------------------------------
Other Tax-Exempt Securities                               40.05%
California                                                             3.40%
 Butte County Office of Education TRANS, 4.50%,
   7/31/98                                                                             10,000       10,030
 Los Angeles County TRANS Series A, 4.50%, 6/30/98                                     12,000       12,030
 State of California GO TECP 3.50%, 2/02/98                                             5,000        5,000
----------------------------------------------------------------------------------------------------------
                                                                                                    27,060
----------------------------------------------------------------------------------------------------------
Florida                                                                0.37%
 Jacksonville Florida TECP, 3.55%, 6/15/98                                              3,000        3,000
----------------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                    Principal      Value
                                                         Percent of Net Assets       Amount       (Note 2)
-----------------------------------------------------------------------------------------------------------
Other Tax-Exempt
 Demand Securities  (continued)
Illinois                                                               0.52%
 City of Chicago GO Equipment Notes, 3.80%,
   12/03/98                                                                         $ 4,200     $  4,200
--------------------------------------------------------------------------------------------------------
Indiana                                                                1.00%
 Jasper County PCRB (Northern Indiana Public
   Services) Series D, 3.75%, 2/19/98                                                 8,000        8,000
--------------------------------------------------------------------------------------------------------
Kentucky                                                               1.01%
 Pulaski County Solid Waste Disposal Project (East
   Kentucky Power) Series B, 3.70%, 2/15/98                                           8,100        8,100
--------------------------------------------------------------------------------------------------------
Louisiana                                                              2.56%
 Plaquemines Port Harbor and Terminal (Electro Coal
   Transfer) Series C, 3.75%, 3/11/98                                                 6,500        6,500
 Parish of West Baton Rouge Industrial District No. 3
   (Dow Chemical) Series 1985, 3.55%, 4/08/98                                         6,000        6,000
 Parish of West Baton Rouge Industrial District No. 3
   (Dow Chemical) Series 1987, 3.80%, 2/17/98                                         7,950        7,950
--------------------------------------------------------------------------------------------------------
                                                                                                  20,450
--------------------------------------------------------------------------------------------------------
Maryland                                                               2.26%
 Baltimore County Metropolitan District TECP Series
   1995, 3.60%, 5/07/98                                                               8,000        8,000
 Montgomery County BANS TECP Series 1995, 3.50%,
    4/06/98                                                                          10,000       10,000
--------------------------------------------------------------------------------------------------------
                                                                                                  18,000
--------------------------------------------------------------------------------------------------------
Michigan                                                               2.06%
 Michigan State Strategic Fund PCRB (Dow Chemical),
   3.85%, 2/11/98                                                                     6,350        6,350

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                     Principal      Value
                                                          Percent of Net Assets       Amount       (Note 2)
------------------------------------------------------------------------------------------------------------
Other Tax-Exempt
 Demand Securities  (continued)
Michigan (continued)
 Michigan Municipal Bond Authority Series 1996 D,
   4.50%, 7/02/98                                                                    $10,000     $ 10,028
---------------------------------------------------------------------------------------------------------
                                                                                                   16,378
---------------------------------------------------------------------------------------------------------
Mississippi                                                            0.51%
 Jackson County (Chevron) Series 1994, 3.55%, 8/03/98                                  4,100        4,100
---------------------------------------------------------------------------------------------------------
Nebraska                                                               1.03%
 Omaha Public Power District TECP, 3.70%, 2/19/98                                      8,200        8,200
---------------------------------------------------------------------------------------------------------
New York                                                               0.82%
 Westchester County New York TRANS, 3.59%,
   12/29/98                                                                            6,500        6,501
---------------------------------------------------------------------------------------------------------
North Carolina                                                         1.26%
 North Carolina Eastern Municipal Power Agency Series
   B, 3.85%, 2/09/98                                                                  10,000       10,000
---------------------------------------------------------------------------------------------------------
Ohio                                                                   0.68%
 Montgomery County Ohio (Miami Valley Hospital)
   Series B, 3.60%, 2/11/98                                                            5,400        5,400
---------------------------------------------------------------------------------------------------------
Oregon                                                                 0.50%
 Clackamas County Hospital Facility (Kaiser
   Permanente), 3.75%, 4/01/98                                                         4,000        4,000
---------------------------------------------------------------------------------------------------------
South Carolina                                                         1.51%
 York County PCRB (North Carolina Electric Project)
   Series 1984 N-6, 3.70%, 3/15/98                                                    12,000       12,000
---------------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                 Principal      Value
                                                      Percent of Net Assets       Amount       (Note 2)
--------------------------------------------------------------------------------------------------------
Other Tax-Exempt
 Demand Securities (continued)
Tennessee                                                              0.38%
 Tennessee HDA (Home Ownership Project) Issue I,
   3.75%, 2/19/98                                                                $ 3,000     $  3,000
-----------------------------------------------------------------------------------------------------
Texas                                                                 10.89%
 Brazos Harbor IDB (Dow Chemical Company Project)
   Series 1996, 3.70%, 3/10/98                                                     3,700        3,700
 Brazos Harbor IDB (Dow Chemical Company Project)
   Series 1987 B, 3.80%, 2/09/98                                                   7,350        7,350
 Austin Texas TECP Series A, 3.70%, 2/11/98                                       10,000       10,000
 Austin Texas TECP Series A, 3.50%, 5/14/98                                        8,000        8,000
 Houston Texas TECP Series B, 3.80%, 2/26/98                                       7,000        7,000
 Lower Colorado River Authority TECP Series D,
   3.70%, 3/12/98                                                                  8,000        8,000
 Plano Texas Health Facilities (Children's &
   Presbyterian Hospital), 3.70%, 3/09/98                                          7,000        7,000
 San Antonio Electric & Gas Systems TECP Series A,
   3.75%, 3/11/98                                                                  5,600        5,600
 San Antonio Electric & Gas Systems TECP Series A,
   3.75%, 3/12/98                                                                 10,000       10,000
 State of Texas TRANS Series A, 4.75%, 8/31/98                                    18,000       18,101
 Texas A & M Permanent University Fund Series B,
   3.70%, 3/09/98                                                                  2,000        2,000
-----------------------------------------------------------------------------------------------------
                                                                                               86,751
-----------------------------------------------------------------------------------------------------
Utah                                                                   0.63%
 Intermountain Power Agency Power Supply Revenue
   Bonds Series F, 3.80%, 6/15/98                                                  5,000        5,000
-----------------------------------------------------------------------------------------------------
Vermont                                                                0.19%
 Vermont EDA TECP Series B, 3.85%, 3/09/98                                         1,518        1,518
-----------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                   Principal       Value
                                                        Percent of Net Assets       Amount       (Note 2)
-----------------------------------------------------------------------------------------------------------
Other Tax-Exempt
 Demand Securities (continued)
Virginia                                                               6.30%
 Chesterfield County IDA Series 1987 B (VEPCO),
   3.80%, 2/17/98                                                                  $ 6,000      $   6,000
 Fairfax County Series B, 6.10%, 4/01/98                                               700            707
 Falls Church IDRB (Kaiser Permanente Medical
   Center), 3.70%, 5/01/98                                                             500            500
 Richmond Redevelopment Housing Authority Series
   1997 A & B, 4.75%, 2/26/98                                                        4,500          4,500
 Virginia HDA Commonwealth Mortgage Series C-C,
   3.80%, 6/10/98                                                                    5,000          5,000
 Virginia HDA Commonwealth Mortgage Series H-H,
   3.84%, 4/16/98                                                                   15,000         15,001
 Virginia GO BAN Series 1991, 3.75%, 2/26/98                                        10,000         10,000
 Virginia State PSA School Series I, 4.25%, 8/01/98                                    500            501
 York County IDA PCRB (VEPCO) 3.90%, 3/02/98                                         3,000          3,000
 York County IDA PCRB (VEPCO) 3.85%, 3/20/98                                         5,000          5,000
---------------------------------------------------------------------------------------------------------
                                                                                                   50,209
---------------------------------------------------------------------------------------------------------
West Virginia                                                          0.91%
 West Virginia HDA Interim Financing Notes Series
   1997 B, 3.55%, 3/02/98                                                            6,245          6,245
 West Virginia HDA GO Notes Series 1997 A, 3.90%,
   6/18/98                                                                           1,000          1,000
---------------------------------------------------------------------------------------------------------
                                                                                                    7,245
---------------------------------------------------------------------------------------------------------
Wisconsin                                                              1.26%
 Milwaukee RANS Series A, 4.25%, 2/19/98                                            10,000         10,003
---------------------------------------------------------------------------------------------------------
Total Other Tax-Exempt Securities                                                                 319,115
---------------------------------------------------------------------------------------------------------

Cash Resource Trust
Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                         Shares or
                                                                         Principal        Value
                                              Percent of Net Assets        Amount       (Note 2)
--------------------------------------------------------------------------------------------------

Other                                           2.07%
 AIM - TFIC Institutional, 3.41%, 2/02/98                                 9,000        $   9,000
 PNC Municash, 3.47%, 2/02/98                                             7,492            7,492
------------------------------------------------------------------------------------------------
Total Other                                                                               16,492
------------------------------------------------------------------------------------------------
Total Investments (cost $796,768) (c)          99.99%                                    796,768
------------------------------------------------------------------------------------------------
Other Assets less Liabilities                   0.01%                                         45
------------------------------------------------------------------------------------------------
Net Assets                                    100.00%                                  $ 796,813
================================================================================================

See notes to portfolios of investments.

Cash Resource Trust
California Tax-Exempt Money Market Fund
Portfolio of Investments
January 31, 1998 (Unaudited)
(In thousands)


                                                                                    Principal    Value
                                                           Percent of Net Assets      Amount    (Note 2)
--------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b)                                     47.25%
 ABAG Finance Authority 1993 C.O.P., (Lucile Slater
   Packard Children's Hospital) 3.15%, 8/01/23                                        $3,300    $ 3,300
 Anaheim C.O.P. 1993 Refunding Project, 3.15%, 8/01/19                                 3,000      3,000
 CA HFA Revenue Bond (Adventist Health) Series A,
   3.15%, 8/01/21                                                                      3,500      3,500
 CA PCRB (OMS Equity Stanislaus Project) 3.60%,
   12/01/17                                                                            1,000      1,000
 CA PCRB (Contra Costa Waste Service) Series A, 3.25%,
   12/01/10                                                                            1,900      1,900
 CA PCRB (Sanger Project) Series A, 3.20%, 9/01/20                                     3,000      3,000
 CA PCRB Solid Waste Disposal (Western Waste) Series A,
   3.33%, 12/01/00                                                                     2,200      2,200
 CA Statewide Community Development (Veriflo Corp.)
   3.30%, 4/01/11                                                                      2,025      2,025
 Corona MFHB (Country Hills Project) Series B, 3.15%,
   2/01/20                                                                             3,000      3,000
 Fremont MFHB (Creekside Village Apartments) Series D,
   3.20%, 9/01/07                                                                      4,700      4,700
 Hermosa Beach CA Parking Authority, 3.35%, 12/01/23                                   3,000      3,000
 Irvine Public Facilities Capital Improvement, 3.10%,
   11/01/10                                                                            3,300      3,300
 Los Angeles County Pension Obligation Series C, 3.15%,
   6/30/07                                                                             3,900      3,900
 Redlands C.O.P. (Sewer Facilities), 3.20%, 9/01/17                                    1,080      1,080
 San Francisco City & County MFHB (Rincon Center
   Project) Series B, 3.25%, 12/01/06                                                    990        990
 Southern California Public Power Authority Power Project
   Revenue Bonds 1996 Series C, 3.15%, 7/01/17                                         2,200      2,200
-------------------------------------------------------------------------------------------------------
Total Variable Rate Tax-Exempt Demand Securities                                                 42,095
-------------------------------------------------------------------------------------------------------

Cash Resource Trust
California Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                     Shares or
                                                                                     Principal     Value
                                                            Percent of Net Assets      Amount     (Note 2)
-----------------------------------------------------------------------------------------------------------
Other Tax-Exempt Securities                                  51.58%
 Butte County Office of Education TRANS, 4.50%, 7/31/98                                $2,000    $  2,006
 CA PCRB (Southern California Edison) Series 1986 D,
   3.70%, 2/28/08                                                                       2,000       2,000
 CA PCRB (Pacific Gas & Electric) Series 1996 D, 3.50%,
   2/20/98                                                                              2,000       2,000
 CA PCRB (Pacific Gas & Electric) Series 1996 D, 3.60 %,
   2/20/98                                                                              3,000       3,000
 CA State GO TECP, 3.50%, 2/02/98                                                       2,000       2,000
 CA State GO TECP, 3.65%, 3/16/98                                                       2,900       2,900
 City of San Diego IDRB (San Diego Gas & Electric) Series
   1995 A, 3.65%, 2/20/98                                                               2,000       2,000
 Los Angeles County Metropolitan Transportation
   Authority TECP Series A, 3.65%, 2/19/98                                              4,000       4,000
 Los Angeles County Metropolitian Transportation
   Authority TECP Series A, 3.70%, 3/13/98                                              2,000       2,000
 Los Angeles County TRANS Series A, 4.50%, 6/30/98                                      3,000       3,008
 Puerto Rico GDB TECP, 4.50%, 7/30/98                                                   2,000       2,009
 Sacremento Municipal Utilities TECP, 3.70%, 2/20/98                                    3,000       3,000
 San Francisco Airport TECP Series 1997 A, 3.60%, 2/26/98                               5,000       5,000
 San Mateo USD TRANS, 4.50%, 7/10/98                                                    4,000       4,011
 State of California RANS, 4.50%, 6/30/98                                               4,000       4,011
 Ventura County TRANS 1997, 4.50%, 7/01/98                                              3,000       3,007
---------------------------------------------------------------------------------------------------------
Total Other Tax-Exempt Securities                                                                  45,952
---------------------------------------------------------------------------------------------------------
Other                                                         0.49%
 California Money Fund, 3.20%, 02/02/98                                                   435         435
---------------------------------------------------------------------------------------------------------
Total Investments (cost $88,482)(c)                          99.32%                                88,482
---------------------------------------------------------------------------------------------------------
Other Assets less Liabilities                                 0.68%                                   604
---------------------------------------------------------------------------------------------------------
Net Assets                                                  100.00%                              $ 89,086
=========================================================================================================


See notes to portfolios of investments.

Cash Resource Trust
New York Tax-Exempt Money Market Fund
Portfolio of Investments
January 31, 1998 (Unaudited)
(In thousands)


                                                                                     Principal      Value
                                                          Percent of Net Assets        Amount      (Note 2)
-----------------------------------------------------------------------------------------------------------
Variable Rate Tax-Exempt
 Demand Securities (b)                                    42.13%
 NY City GO Bonds 1995 Series B, B-7, 3.65%, 8/15/18                                    $200       $  200
 NY City Health & Hospital (Health Systems) Series A,
   3.30%, 2/15/26                                                                        400          400
 NY City Housing Development MFHB (Columbus
   Apartments) Series A, 3.35%, 3/15/25                                                  300          300
 NY State Dormitory Authority (Metropolitan Museum
   of Art) Series A, 3.30%, 7/01/15                                                      300          300
 NY State Housing Finance Agency (Normandie Court I
   Project), 3.40%, 5/15/15                                                              300          300
 NY State (LGAC) Series 1994 B, 3.30%, 4/01/23                                           400          400
 NY State (LGAC) Series C, 3.30%, 4/01/25                                                400          400
 NY State (LGAC) Series G, 3.45%, 4/01/25                                                300          300
 NY State Medical Care (Pooled Equipment Loan
   Program II) Series A, 3.50%, 11/01/03                                                 300          300
 NY State Medical Care (Pooled Equity Loan Program I)
   3.50%, 11/01/15                                                                       200          200
 Niagara County NY IDA Solid Waste Disposal (AM
   Ref-Fuel Co.), 1996 D 3.65%, 11/15/26                                                 400          400
 Niagara Falls Toll Revenue Series A, 3.45%, 10/01/19                                    300          300
 St. Lawrence County NY IDA (Reynolds Metals) Series
   1985, 3.65%, 12/01/07                                                                 200          200
 Suffolk County Water Authority BANS, 3.50%,
   2/08/01                                                                               300          300
 Triborough Bridge and Tunnel Authority Special
   Obligation, 3.45%, 1/01/24                                                            300          300
---------------------------------------------------------------------------------------------------------
Total Variable Rate Tax-Exempt Demand Securities                                                    4,600
---------------------------------------------------------------------------------------------------------
Other Tax-Exempt Securities                               52.25%
 Erie County NY Refunding, Series A & B, 4.25%,
   2/01/98                                                                               200          200
 Great Neck NY Union Free School District TANS,
   4.25%, 6/30/98                                                                        500          501

Cash Resource Trust
New York Tax-Exempt Money Market Fund
Portfolio of Investments (continued)
January 31, 1998 (Unaudited)
(In thousands)


                                                                                     Shares or
                                                                                     Principal      Value
                                                          Percent of Net Assets        Amount      (Note 2)
-----------------------------------------------------------------------------------------------------------
Other Tax-Exempt Securities (continued)
 Monroe County NY GO 1997, 3.65%, 2/11/98                                           $500          $   501
 Muni Assistance Corporation Series F, 3.55%, 2/10/98                                500              500
 Nassau County BANS Series A, 4.25%, 8/17/98                                         500              500
 NY Dormitory Authority (Sloan Kettering Cancer
   Center) 1989B, 3.55%, 2/11/98                                                     400              400
 NY State BANS TECP Series S, 3.80%, 2/02/98                                         300              300
 NY State Environmental Solid Waste Disposal
   (GE Project) Series 1992A, 3.70%, 2/19/98                                         300              300
 NY City GO TECP Series J, J-2, 3.65%, 2/12/98                                       500              500
 NY State Power Authority TECP, 3.65%, 3/11/98                                       400              400
 Puerto Rico GDB TECP, 3.60%, 2/11/98                                                500              502
 Puerto Rico TRANS Series A, 4.50%, 7/30/98                                          500              500
 Sachem CSD (Holbrook) Series 1997-98 TANS,
   4.25%, 6/25/98                                                                    300              301
 Westchester County TANS, 3.59%, 12/29/98                                            500              500
---------------------------------------------------------------------------------------------------------
Total Other Tax-Exempt Securities                                                                   5,705
---------------------------------------------------------------------------------------------------------
Other                                                       5.41%
 PNC NYCash, 3.38%, 2/02/98                                                          590              590
---------------------------------------------------------------------------------------------------------
Total Investments (cost $10,895) (c)                       99.79%                                  10,895
---------------------------------------------------------------------------------------------------------
Other Assets less Liabilities                               0.21%                                      23
---------------------------------------------------------------------------------------------------------
Net Assets                                                100.00%                                 $10,918
=========================================================================================================

Investment Abbreviations
BANS - Bond Anticipation Notes
C.O.P. - Certificate Of Participation
CA - California
CSD - Consolidated School District
DFA - Development Finance Authority
EDA - Environmental Development Authority
GDB - Government Development Bank
GO - General Obligation
HDA - Housing Development Authority
HFA - Housing Finance Authority
IDA - Industrial Development Authority

IDB - Industrial Development Bond
IDRB - Industrial Development Revenue Bond
LGAC - Local Government Assistance Corporation
MFHB - Multi-Family Housing Bond
NY - New York
PCRB - Pollution Control Revenue Bond
PFA - Public Finance Authority
RANS - Revenue Anticipation Notes
TANS - Tax Anticipation Notes
TECP - Tax-Exempt Commercial Paper
TRANS - Tax and Revenue Anticipation Notes
USD - Unified School District

Cash Resource Trust
Notes to Portfolios of Investments
January 31, 1998 (Unaudited)
(In thousands)


Notes to Portfolios of Investments

Interest rates disclosed represent annualized yield to date of maturity, except for floating rate securities described in (b).
(a) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be liquid under guidelines that have been established by the Board of Trustees.
(b) Floating Rate Securities- The rates shown are the effective rates at January 31, 1998.
(c) For each security, cost (for financial reporting and federal income tax purposes) and carrying value are the same.
(d) The repurchase agreement is deemed illiquid because it can not be resold within seven business days from January 31, 1998.
(e) These are securities that may be resold to qualified institutional buyers under Rule 144A or securities offered pursuant to section 4(2) of the Securities Act of 1933, as amended. These securities have been determined to be illiquid under guidelines that have been established by the Board of Trustees.


See notes to financial statements.

Cash Resource Trust
Statements of Assets and Liabilities
January 31, 1998 (Unaudited)
(In thousands)


                                                                                                              New
                                                                                             California       York
                                                                  U.S.            Tax-          Tax-          Tax-
                                                               Government        Exempt        Exempt        Exempt
                                                 Money            Money           Money         Money        Money
                                                 Market          Market          Market        Market        Market
                                                  Fund            Fund            Fund          Fund          Fund
----------------------------------------------------------------------------------------------------------------------
Assets
 Investments, at amortized
   cost (Note 2)
   Investment securities                      $ 2,649,162     $  2,029,524     $  796,838    $  88,495     $  10,895
   Repurchase agreements                          438,986        1,074,647              -            -             -
--------------------------------------------------------------------------------------------------------------------
    Total investments                           3,088,148        3,104,171        796,838       88,495        10,895
--------------------------------------------------------------------------------------------------------------------
 Receivables
   Dividends and interest                          10,792            9,499          5,145          732            59
   Fund shares sold                                56,489            2,966         10,220        1,213             -
 Organizational costs, net (Note 2)                    24              109             18            8             2
 Other                                                 89                -              -            -             3
--------------------------------------------------------------------------------------------------------------------
   Total assets                                 3,155,542        3,116,745        812,221       90,448        10,959
--------------------------------------------------------------------------------------------------------------------
Liabilities
 Payables
   Investments purchased                                -                -          4,100            -             -
   Fund shares redeemed                            56,478            3,773         10,280        1,203             -
   Dividends                                        6,698            6,644          1,022          105            13
   Accrued expenses and other liabilities              20              203              6           54            28
--------------------------------------------------------------------------------------------------------------------
    Total liabilities                              63,196           10,620         15,408        1,362            41
--------------------------------------------------------------------------------------------------------------------
Net Assets                                    $ 3,092,346     $  3,106,125     $  796,813    $  89,086     $  10,918
====================================================================================================================
 Net Asset Value per Share                    $      1.00     $       1.00     $     1.00    $    1.00     $    1.00
 Shares Outstanding                             3,092,377        3,106,125        796,815       89,086        10,918
====================================================================================================================

See notes to financial statements.

Cash Resource Trust
Statements of Operations
Six Months Ended January 31, 1998 (Unaudited)
(In thousands)


                                                                                                         New
                                                                                         California      York
                                                               U.S.           Tax-          Tax-         Tax-
                                                            Government       Exempt        Exempt       Exempt
                                                 Money         Money         Money          Money       Money
                                                Market        Market         Market        Market       Market
                                                 Fund          Fund           Fund          Fund         Fund
--------------------------------------------------------------------------------------------------------------
Investment income
 Interest                                      $87,494       $ 85,402      $ 14,304        $ 1,736      $ 207
-------------------------------------------------------------------------------------------------------------
Expenses
 Distribution fee (Note 3)                       5,832          5,767         1,278            162         29
 Management fee (Note 3)                         2,781          2,755           825            108         13
 Transfer agent fee (Note 3)                     2,213          2,135           195             15          -
 Registration expenses                             498            320           185             17          6
 Custodian and accounting fees (Note 3)            368            384           112             12          4
 Shareholder reports and postage expenses          230            218            20              -          -
 Administrative service fees (Note 4)               32             32             8              1          -
 Audit fees                                         29             31             8              1          -
 Legal fees                                         24             25             6              1          -
 Organizational expenses                            14             64            17              1          -
 Directors' fees and expenses                        6              6             2              -          -
 Miscellaneous                                     573            405            93             51         14
-------------------------------------------------------------------------------------------------------------
 Total expenses                                 12,600         12,142         2,749            369         66
-------------------------------------------------------------------------------------------------------------
Deduct
 Waiver of management fee (Note 4)                   -              -             -              -         13
 Waiver of distribution fee (Note 4)                 -              -             -              -          7
-------------------------------------------------------------------------------------------------------------
Net expenses                                    12,600         12,142         2,749            369         46
-------------------------------------------------------------------------------------------------------------
Net investment income                           74,894         73,260        11,555          1,367        161
-------------------------------------------------------------------------------------------------------------
 Net increase in net assets resulting from
   operations                                  $74,894       $ 73,260      $ 11,555        $ 1,367      $ 161
=============================================================================================================

See notes to financial statements.

Cash Resource Trust
Statements of Changes in Net Assets
(In thousands)


                                                                                      U.S. Government
                                                      Money Market Fund              Money Market Fund
-------------------------------------------------------------------------------------------------------------
                                                   Six Months                     Six Months
                                                     Ended           Year           Ended           Year
                                                    1/31/98          Ended         1/31/98          Ended
                                                  (Unaudited)       7/31/97      (Uuaudited)       7/31/97
-------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Operations
 Net investment income                           $     74,894    $    101,298   $     73,260    $    111,580
 Net realized gain (loss) on investments sold               -             (30)             -              60
------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    operations                                         74,894         101,268         73,260         111,640
------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
 Net investment income                                (74,894)       (101,298)       (73,260)       (111,580)
------------------------------------------------------------------------------------------------------------
  Net decrease from distributions                     (74,894)       (101,298)       (73,260)       (111,580)
------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 8)
 Proceeds from sale of shares                       7,289,446      11,609,162      6,816,731      11,304,514
 Reinvested distributions                              74,367          96,439         72,742         108,221
 Shares redeemed                                   (7,213,072)     (9,410,466)    (6,702,059)     (9,896,481)
------------------------------------------------------------------------------------------------------------
Change in net assets resulting from capital
 share transactions                                   150,741       2,295,135        187,414       1,516,314
------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets                     150,741       2,295,105        187,414       1,516,314
Net Assets
 Beginning of period                                2,941,605         646,500      2,918,711       1,402,397
------------------------------------------------------------------------------------------------------------
 End of period                                   $  3,092,346    $  2,941,605   $  3,106,125    $  2,918,711
============================================================================================================

(a) For the period from December 9, 1996 (Commencement of operations) to July 31, 1997.


See notes to financial statements.

Cash Resource Trust
Statements of Changes in Net Assets
(In thousands)







                                                 Tax Exempt                  California Tax-Exempt          New York Tax-Exempt
                                              Money Market Fund                Money Market Fund            Money Market Fund
---------------------------------------------------------------------------------------------------------------------------------
                                                 Six Months                      Six Months                Six Months
                                                   Ended           Year            Ended          Period      Ended      Period
                                                  1/31/98         Ended           1/31/98          Ended     1/31/98     Ended
                                                (Unaudited)      7/31/97        (Unaudited)   7/31/97(a)   (Unaudited) 7/31/97(a)
---------------------------------------------------------------------------------------------------------------------------------
Net Increase (Decrease) in Net Assets
Operations
 Net investment income                         $     11,555   $     17,851      $    1,367     $  1,480     $     161   $     138
 Net realized gain (loss) on investments sold             -              -               -            -             -           -
---------------------------------------------------------------------------------------------------------------------------------
   Increase in net assets resulting from
    operations                                       11,555         17,851           1,367        1,480           161         138
---------------------------------------------------------------------------------------------------------------------------------
Distributions to Shareholders
 Net investment income                              (11,555)       (17,851)         (1,367)      (1,480)         (161)       (138)
---------------------------------------------------------------------------------------------------------------------------------
  Net decrease from distributions                   (11,555)       (17,851)         (1,367)      (1,480)         (161)       (138)
---------------------------------------------------------------------------------------------------------------------------------
Capital Share Transactions (Note 8)
 Proceeds from sale of shares                     1,639,743      2,957,235         205,991      336,910        34,498      40,518
 Reinvested distributions                            11,507         17,229           1,371        1,372           163         123
 Shares redeemed                                 (1,598,051)    (2,521,741)       (207,708)    (248,850)      (35,814)    (28,570)
---------------------------------------------------------------------------------------------------------------------------------
Change in net assets resulting from capital
 share transactions                                  53,199        452,723            (346)      89,432        (1,153)     12,071
---------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets
Net Assets                                           53,199        452,723            (346)      89,432        (1,153)     12,071
 Beginning of period                                743,614        290,891          89,432            -        12,071           -
---------------------------------------------------------------------------------------------------------------------------------
 End of period                                 $    796,813   $    743,614      $   89,086     $ 89,432     $  10,918   $  12,071
=================================================================================================================================


Cash Resource Trust
Financial Highlights


                                                                      Money Market Fund
---------------------------------------------------------------------------------------------------------------------------
                                           Six
                                          Months
                                          Ended              Year            Year            Year             Period
                                         1/31/98             Ended           Ended          Ended             Ended
                                       (Unaudited)          7/31/97         7/31/96        7/31/95           7/31/94*
--------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of
 period                               $    1.000          $    1.000       $  1.000      $   1.000        $    1.000
Income from investment
 operations
 Net investment income                     0.025               0.047**        0.050          0.050**           0.020
--------------------------------------------------------------------------------------------------------------------
Distributions
 Net investment income                    (0.025)             (0.047)        (0.050)        (0.050)**         (0.020)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period        $    1.000          $    1.000       $  1.000      $   1.000        $    1.000
====================================================================================================================
Total Return                                2.47%               4.77%          4.91%          4.97%             1.83%(b)
====================================================================================================================
Ratios/Supplemental Data
--------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                       $ 3,092,346         $ 2,941,605      $ 646,500     $ 422,657        $  192,260
Ratio of expenses to average net
 assets                                      0.83%(a)            0.86%          0.82%         0.82%             0.89%(a)
Ratio of expenses to average net
 assets excluding waivers                    0.83%(a)            0.86%          0.82%         0.82%             0.93%(a)
Ratio of net investment income to
 average net assets                          4.90%(a)            4.67%          4.77%         4.96%             2.96%(a)
=====================================================================================================================

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
** Includes net realized capital gains (losses) which were under $0.001 per share.


See notes to financial statements.




                                               U.S. Government
                                          Money Market Fund
---------------------------------------------------------------------------------------------------------------------------------
                                               Six
                                              Months
                                              Ended                Year               Year               Year           Period
                                             1/31/98              Ended               Ended              Ended          Ended
                                           (Unaudited)           7/31/97             7/31/96            7/31/95        7/31/94*
---------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of
 period                              $     1.000         $       1.000        $      1.000       $     1.000        $     1.000
Income from investment
 operations
 Net investment income                     0.024                0.046**             0.050              0.050**            0.020
-------------------------------------------------------------------------------------------------------------------------------
Distributions
 Net investment income                    (0.024)              (0.046)**           (0.050)            (0.050)            (0.020)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period       $     1.000         $      1.000         $     1.000        $     1.000        $     1.000
==============================================================================================================================
Total Return                                2.46%                4.72%               4.74%              4.82%              1.82%(b)
===============================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
 (in thousands)                      $ 3,106,125         $  2,918,711         $ 1,402,397        $ 1,216,690        $   907,819
Ratio of expenses to average net
 assets                                     0.80%(a)             0.81%               0.93%              0.88%              0.80%(a)
Ratio of expenses to average net
 assets excluding waivers                   0.80%(a)             0.81%               0.93%              0.88%              0.83%(a)
Ratio of net investment income to
 average net assets                         4.85%(a)             4.63%               4.63%              4.75%              2.91%(a)
===============================================================================================================================

Cash Resource Trust
Financial Highlights


                                                                                Tax-Exempt
                                                                             Money Market Fund
--------------------------------------------------------------------------------------------------------------------------------
                                                   Six
                                                  Months
                                                  Ended             Year           Year           Year             Period
                                                 1/31/98            Ended          Ended          Ended            Ended
                                               (Unaudited)         7/31/97        7/31/96        7/31/95          7/31/94*
-------------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period          $    1.000          $  1.000       $  1.000       $  1.000       $    1.000
Income from investment operations
 Net investment income                             0.015             0.029          0.030          0.030**          0.010
Distributions
 Net investment income                            (0.015)           (0.029)        (0.030)        (0.030)          (0.010)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $    1.000          $  1.000       $  1.000       $  1.000       $    1.000
=========================================================================================================================
Total Return                                        1.52%             2.91%          2.90%          3.05%            1.16%(b)
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $  796,813          $ 743,614      $ 290,891      $ 266,895      $  195,702
Ratio of expenses to average net assets             0.71%(a)           0.71%          0.76%          0.72%           0.65%(a)
Ratio of expenses to average net assets
 excluding waivers                                  0.71%(a)           0.71%          0.76%          0.74%           0.74%(a)
Ratio of net investment income to
 average net assets                                 3.00%(a)           2.88%          2.85%          3.01%           1.87%(a)
=========================================================================================================================

(a) Annualized.
(b) Total Return for periods less than one year are not annualized.
* For the period from December 20, 1993 (commencement of operations) to July 31, 1994.
** Includes net realized capital gains (losses) which were under $0.001 per share.
*** For the period from December 9, 1996 (commencement of operations) to July 31, 1997.


See notes to financial statements.





                                                     California Tax-Exempt                        New York Tax-Exempt
                                                       Money Market Fund                           Money Market Fund
-------------------------------------------------------------------------------------------------------------------------------
                                                   Six                                        Six
                                                 Months                                      Months
                                                  Ended                Period                Ended                 Period
                                                 1/31/98               Ended                1/31/98                Ended
                                               (Unaudited)           7/31/97***           (Unaudited)            7/31/97***
-------------------------------------------------------------------------------------------------------------------------
Per Share Operating Performance
Net asset value, beginning of period
Income from investment operations
 Net investment income                        $   1.000            $    1.000            $    1.000            $    1.000
Distributions                                      0.015                0.017                 0.014                 0.018
 Net investment income                            (0.015)              (0.017)               (0.014)               (0.018)
-------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                $   1.000            $    1.000            $    1.000            $    1.000
=========================================================================================================================
Total Return                                        1.41%                1.76%(b)              1.42%                 1.77%(b)
=========================================================================================================================
Ratios/Supplemental Data
-------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (in thousands)      $   89,086           $   89,432            $   10,918            $   12,071
Ratio of expenses to average net assets             0.75%(a)             0.75%(a)              0.80%(a)              0.80%(a)
Ratio of expenses to average net assets
 excluding waivers                                  0.75%(a)             0.75%(a)              1.04%(a)              1.04%(a)
Ratio of net investment income to
 average net assets                                 2.94%(a)             2.70%(a)              2.80%(a)              2.77%(a)
=========================================================================================================================


                                       35

Cash Resource Trust
Notes to Financial Statements
January 31, 1998 (Unaudited)

Note 1: Organization
Cash Resource Trust ("Trust") was organized on June 14, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust consists of five separate diversified funds (hereinafter each individually referred to as a "Fund" or collectively as the "Funds") at January 31, 1998 as follows:

       Cash Resource Money Market Fund
       ("Money Market Fund")

       Cash Resource U.S. Government
       Money Market Fund ("U.S.
       Government Fund")

       Cash Resource Tax-Exempt Money
       Market Fund ("Tax-Exempt Fund")

       Cash Resource California Tax-Exempt
       Money Market Fund ("California
       Tax-Exempt Fund")

       Cash Resource New York Tax-Exempt
       Money Market Fund ("New York
       Tax-Exempt Fund")


The investment objective of each Fund is to seek current income consistent with preservation of capital and maintenance of liquidity.

The assets of each Fund of the Trust are segregated and a shareholder's interest is limited to the Fund in which shares are held.


Note 2: Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with generally accepted accounting principles which require management to make estimates and assumptions that affect amounts reported herein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Funds.


(a) Valuation of Securities


Investments are stated at amortized cost, which approximates market value as permitted by Rule 2a-7 of the Investment Company Act of 1940. In the event that a deviation of 1/2 of 1% or more exists between a Fund's $1.00 per share net asset value, calculated at amortized cost, and the net asset value calculated by reference to market-based values, or if there is any

Cash Resource Trust
Notes to Financial Statements
(continued)

other deviation that the Board of Trustees believes would result in a material dilution to shareholders or purchasers, the Board of Trustees will promptly consider what action should be initiated.


(b) Repurchase Agreements


It is the policy of the Trust to require the custodian bank to take possession, to have legally segregated in the Federal Reserve Book entry system, or to have segregated within the custodian bank's possession all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established by the Trust to monitor, on a daily basis, the market value of each repurchase agreement's underlying securities to ensure the existence of a proper level of collateral.


The Trust will only enter into repurchase agreements with banks and other recognized financial institutions such as broker/dealers which are deemed by the Trust's adviser to be creditworthy pursuant to guidelines established by the Board of Trustees. Risks may arise from the potential inability of counterparties to honor the terms of the repurchase agreement. Accordingly, the Trust could receive less than the repurchase price on the sale of collateral securities.


(c) Security Transactions and Interest Income


Security transactions for the Funds are accounted for on a trade date basis. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments.


(d) Expenses


Fund specific expenses are charged directly to that Fund. Other Trust expenses are allocated among the Funds in proportion to their relative net assets.


(e) Fund Share Valuation and Dividends to Shareholders


Fund shares are sold and redeemed on a continual basis at net asset value. The net asset value per share (NAV) of each Fund is determined twice each day, as of 12:00 noon and as of the close of regular trading on the New York Stock Exchange. Each Fund determines its NAV by dividing the

Cash Resource Trust
Notes to Financial Statements
(continued)

total value of the Fund's investments and other assets, less liabilities, by the number of Fund shares outstanding. Each Fund declares a daily dividend, equal to its net investment income for that day and payable at month end. Distributions from net realized capital gains, if any, are paid annually.


(f) Federal Income Taxes


No provision for federal income taxes has been made since it is each Fund's policy to comply with the provisions applicable to regulated investment companies under the Internal Revenue Code and to distribute to its shareholders within the allowable time limit substantially all taxable income and realized capital gains.


(g) Deferred Expenses


Costs incurred by the Trust in connection with its initial share registration and organization costs were deferred by the Funds and are being amortized on a straight-line basis over a five year period.

Note 3: Investment Management Agreements and Other Transactions with Affiliates



Investment Management Agreement
Mentor Investment Advisors, LLC ("Mentor Advisors") the Funds' investment advisor provides investment advisory services to each of the Funds. Mentor Advisors is a wholly owned subsidiary of Mentor Investment Group, LLC ("Mentor") which is in turn a partially owned subsidiary of Wheat First Union ("Wheat"). EVEREN Capital Corporation owns 20% of the outstanding interest in Mentor.


Each Fund pays management fees to Mentor Advisors monthly at the following annual rates, expressed as a percentage of average daily net assets: 0.22% of the first $500 million of each Fund's average net assets; 0.20% of the next $500 million; 0.175% of the next $1 billion; 0.16% of the next $1 billion; and 0.15% of any amounts over $3 billion.

Cash Resource Trust
Notes to Financial Statements
(continued)

Mentor Advisors may from time to time voluntarily waive some or all of its investment advisory fee and may terminate any such voluntary waiver at any time at its sole discretion. For the period ended January 31, 1998, Mentor Advisors earned the following advisory fees:


                                                   Manangement Fee
                                Management Fee       Voluntarily
                                    Earned             Waived
------------------------------------------------------------------
Money Market Fund              $2,780,644             $    -
U.S. Government Fund            2,754,904                  -
Tax-Exempt Fund                   824,692                  -
California Tax-Exempt Fund        108,298                  -
New York Tax-Exempt Fund           12,732             12,732
------------------------------------------------------------------

In addition, the Funds provide direct reimbursement to Mentor for certain accounting, legal and compliance administration, investor relation and operations related costs not covered under the Investment Management Agreement. For the six months ended January 31, 1998, the Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund paid $119,505, $117,503, $29,284, $3,682 and $461, respectively to Mentor for these direct reimbursements.


Distribution Agreement

Under a Distribution Agreement, Mentor Distributors, LLC ("Mentor Distributors") a wholly-owned subsidiary of BISYS Fund Services, Inc., was appointed Distributor for each Fund. To compensate Mentor Distributors for the services it provides and for the expenses it incurs under the Distribution Agreement, the Funds have adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, under which they pay a distribution fee, which is accrued daily and paid monthly at the annual rate of 0.38% of the Fund's average daily net assets for Money Market Fund, U.S. Government Fund and New York Tax-Exempt Fund and 0.33% of the Fund's average daily net assets for Tax-Exempt Fund and California Tax-Exempt Fund (the Plan provides for payments by the New York Tax-Exempt Fund at a rate of up to 0.50%, the Trustees have currently limited payments by this

Cash Resource Trust
Notes to Financial Statements
(continued)

Fund to 0.38% of the Fund's average daily net assets).

In order to compensate selected financial institutions, such as investment dealers and banks through which shares of each Fund are sold ("Financial Institutions") for services provided in connection with sales of shares of each Fund and/or for administrative services and the maintenance of shareholder accounts, Mentor Distributors may make periodic payments (from any amounts received by it under the Plan or from its other resources) to qualifying Financial Institutions based on the average net asset value of shares of a Fund which are attributable to shareholders for whom the Financial institutions are designated as the Financial Institution of record. Mentor Distributors may make such payments at the annual rate of up to 0.40% of the average net asset value of such shares (0.38% in the case of New York Tax-Exempt Fund and 0.33% in the case of Tax-Exempt Fund and California Tax-Exempt Funds).


Transfer Agent Agreement

Under a Transfer Agency Agreement, Investors Fiduciary Trust Company ("IFTC") serves as Transfer Agent and Dividend Disbursing Agent for each Fund. IFTC in turn compensates Wheat (from IFTC's own assets) for related services provided by Wheat directly to its clients. For the six months ended January 31, 1998, Wheat earned fees of $2,213,193, $2,134,741, $194,892, $14,991 and $64 respectively from Money Market Fund, U.S. Government Fund, Tax-Exempt Fund, California Tax-Exempt Fund and New York Tax-Exempt Fund.


Note 4: Concentration of Credit Risk

California Tax-Exempt Fund and New York Tax-Exempt Fund invest in obligations issued by the States of California and New York and by their political subdivisions and duly constituted authorities. The issuers' abilities to meet their obligations may be affected by economic and political developments in the States of California and New York. Certain debt obligations held by each of the Funds in the Trust are entitled to the benefits of insurance, standby letter of credit or other guarantees of banks or other financial institutions.

Cash Resource Trust
Notes to Financial Statements
(continued)

Additional Information


Shareholders of the Fund considered and acted upon the proposals listed below at a special meeting of shareholders held Monday December 22, 1997. In addition, below each proposal are the results of that vote.


1. To elect the following Trustees:



                                   Affirmative       Withheld
       Daniel J. Ludeman           6,223,629,812     32,306,593
       Troy A. Peery, Jr.          6,222,830,047     33,106,358
       Arnold H. Dreyfuss          6,221,454,256     34,482,149
       Thomas F. Keller            6,223,272,078     32,664,327
       Peter J. Quinn, Jr.         6,224,086,641     31,849,764
       Louis W. Moelchert, Jr.     6,223,369,321     32,567,084
       Arch T. Allen, III          6,222,970,532     32,965,873
       Weston E. Edwards           6,223,380,867     32,555,538
       Jerry r. Barrentine         6,222,461,800     33,474,605
       J. Garnett Nelson           6,224,390,305     31,546,100

2. To approve a new management contract between the Fund and Mentor Investment Advisors, LLC to take effect upon the merger of Wheat First Butch Singer, Inc., with First Union Corporation:

  Affirmative     6,151,770,212
  Against            42,626,240
  Abstain            61,539,953

3. To approve a new management contract between the Fund and Mentor Investment Advisors, LLC in contemplation of the potential acquisition of an additional interest in Mentor Investment Group, LLC by EVEREN Securities holdings, Inc.:

  Affirmative     6,156,747,622
  Against            40,659,019
  Abstain            58,529,764

Cash Resource Trust

Shareholder Information


Trustees

Daniel J. Ludeman, Trustee & Chairman
Arch T. Allen, III, Trustee

Jerry R. Barrentine, Trustee

Arnold H. Dreyfuss, Trustee

Weston E. Edwards, Trustee

Thomas F. Keller, Trustee

Louis W. Moelchert, Jr., Trustee

J. Garnett Nelson, Trustee

Troy A. Peery, Jr., Trustee

Peter J. Quinn, Jr., Trustee



Officers

Paul F. Costello, President
      Managing Director
      Mentor Investment Group, LLC


Terry L. Perkins, Treasurer
      Senior Vice President
      Mentor Investment Group, LLC


John M. Ivan, Secretary
      Managing Director/Assistant General Counsel
      Wheat First Butcher Singer, Inc.


Michael A. Wade, Assistant Treasurer
      Vice President
      Mentor Investment Group, LLC



This report is authorized for distribution to prospective investors only when preceded or accompanied by a prospectus, which contains facts concerning the objective, policies, management fees, and expenses of the Trust and further information.

                           -------------------------

Cash Resource Trust
                                   Bulk Rate
901 East Byrd Street
                                  U.S. Postage
Richmond, VA 23219
                                      PAID
(800) 869-6042
                               Richmond, Virginia
                                Permit No. 1209
                           -------------------------


[MENTOR LOGO]




                              Cash Resource Trust
                     -------------------------------------
                               SEMI-ANNUAL REPORT
                    -------------------------------------
                               January 31, 1998

[EVEREN LOGO]

                           -------------------------

Cash Resource Trust
                                   Bulk Rate
901 East Byrd Street
                                  U.S. Postage
Richmond, VA 23219
                                      PAID
(800) 869-6042
                                 Charlotte, NC
                                 Permit No. 136
                           -------------------------


[MENTOR LOGO]


                              Cash Resource Trust
                     -------------------------------------
                               SEMI-ANNUAL REPORT
                    -------------------------------------
                               January 31, 1998


[WHEAT FIRST UNION LOGO]





               SECURITIES: NOT FDIC-INSURED/NOT BANK-GUARANTEED
                                 MAY LOSE VALUE

MK1134

                            -------------------------

Cash Resource Trust
                                   Bulk Rate
901 East Byrd Street
                                  U.S. Postage
Richmond, VA 23219
                                      PAID
(800) 869-6042
                                 Charlotte, NC
                                 Permit No. 136
                             -------------------------


[MENTOR LOGO]




                              Cash Resource Trust
                     -------------------------------------
                               SEMI-ANNUAL REPORT
                    -------------------------------------
                               January 31, 1998


[WFS CLEARING SERVICES LOGO]




MK1137

                           -------------------------

Cash Resource Trust
                                   Bulk Rate
901 East Byrd Street
                                  U.S. Postage
Richmond, VA 23219
                                      PAID
(800) 869-6042
                               Richmond, Virginia
                                Permit No. 1209
                           -------------------------


                              Cash Resource Trust
                     -------------------------------------
                               SEMI-ANNUAL REPORT
                    -------------------------------------
                               January 31, 1998

[MENTOR LOGO]